Property And Equipment - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property plant and equipment pledged as security	¥ 0	¥ 0	¥ 0